Label	Element	Value
Point Bridge America First ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Point Bridge America First ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Point Bridge America First ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Point Bridge America First Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index was developed by Point Bridge Capital, LLC, the Fund’s investment adviser and index provider (“Point Bridge” or the “Adviser”).
Point Bridge America First Index
The Index uses an objective, rules-based methodology to track the performance of U.S. companies whose employees and political action committees (“PACs”) are highly supportive of Republican candidates for election to the United States Congress, the Vice Presidency, or the Presidency (“Candidates”) and party-affiliated federal committees or groups that are subject to federal campaign contribution limits (e.g., Republican National Committee, National Republican Senatorial Committee) (“Committees”). Republican Candidates and Republican Committees receiving support from employees and/or PACs of companies in the Index have historically been more supportive of Republican policies than Democratic Candidates and Democratic Committees. The Index is composed of the common stock of public operating companies and real estate investment trusts (“REITs”).
Construction of the Index starts with an initial universe of the companies included in the Solactive 500 Index. The universe is then screened by using (i) electoral campaign contribution data from the Federal Election Commission (the “FEC”) to eliminate companies whose employees and PACs have made aggregate reported political contributions of less than $25,000 across the two most recent election cycles and (ii) aggregated financial statement data from FactSet (or another market data source) to eliminate companies that do not have U.S. assets greater than or equal to 50% of total assets. Companies that do not have asset information available are still eligible for inclusion in the Index if their U.S. revenue is greater than or equal to 50% of total revenue.
Each election cycle spans two full calendar years, and the most recent election cycle ended December 31, 2022. FEC data typically includes only information pertaining to contributions from contributors who have given more than $200 to a campaign in an election cycle because smaller contributions are not required by U.S. campaign finance laws to be reported to the FEC.
Companies that satisfy the initial screening test are then ranked based on a proprietary screening process based primarily on the total net dollars and the net percentage of dollars given by a company’s employees and/or PAC to Republican Candidates and Republican Committees versus Democratic Candidates and Democratic Committees. The top 150 companies (or fewer if necessary) based on such rankings are included in the Index at the time of each reconstitution of the Index.
The Index is equally weighted and rebalanced (i.e., weights are reset to equal-weighted, but no companies are added or deleted) quarterly after the close of trading on the 3rd Friday in each March, June, September, and December. The Index will be reconstituted (i.e., companies are added or deleted based on the Index rules and weights are reset to equal-weighted) after the close of trading on the 3rd Friday of each June following the completion of an election cycle. The Index was reconstituted in June 2023, and the next scheduled reconstitution of the Index will take place in June 2025. Companies may also be added or removed from the Index upon their addition to or removal from the Solactive 500 Index in accordance with the rules of the Index.
The Index was developed by the Adviser in 2017 in anticipation of the commencement of operations of the Fund.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in the securities of U.S. companies. For purposes of this 80% policy, U.S. companies are companies that, at the time of purchase, have (i) U.S. assets greater than or equal to 50% of total assets or (ii) U.S. revenue greater than or equal to 50% of total revenue.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Mid-Cap Companies Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
•Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). In particular, the Index is dependent on the accuracy and completeness of campaign contribution data reported to and by the FEC. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.
•Non-Financial Factors Risk. Because the methodology of the Index selects securities of issuers for non-financial reasons, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments.
•Passive Investment Risk. The Fund is not actively managed, and its sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
•REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a U.S. REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Sectors Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer staples sector, such as companies that produce or sell food, beverage, and drug retail or other household items, may be adversely impacted by changes in global and economic conditions, rising energy prices, and changes in the supply or price of commodities. Companies in the consumer discretionary sector, such as automobile, textile, retail, and media companies, depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
◦Financial Sector Risk. This sector, which includes banks, insurance companies, and financial service firms, can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Banks, in particular, are subject to volatile interest rates, severe price competition, and extensive government oversight and regulation, which may limit certain economic activities available to banks, impact their fees and overall profitability, and establish capital maintenance requirements. In addition, banks may have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Insurance companies are subject to similar risks as banks, including adverse economic conditions, changes in interest rates, increased competition and government regulation, but insurance companies are more at risk from changes in tax law, government imposed premium rate caps, and catastrophic events, such as earthquakes, floods, hurricanes and terrorist acts. This sector has experienced significant losses in the recent past, and the impact of higher interest rates, more stringent capital requirements, and of recent or future regulation on any individual financial company, or on the sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in the financial sector and have caused significant losses.
◦Industrial Sector Risk. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
•Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.investpolitically.com.
Effective June 17, 2022, the Fund’s name changed from Point Bridge GOP Stock Tracker ETF to Point Bridge America First ETF, and the Index’s name changed from Point Bridge GOP Stock Tracker Index to Point Bridge America First Index.
In addition, the Index methodology removed a specific presidential campaign contribution screen and added a screen to eliminate companies that do not have U.S. assets greater than or equal to 50% of total assets. Consequently, performance for periods prior to June 17, 2022 does not reflect the Fund’s current investment objective and principal investment strategy. The Fund’s performance may have differed if the Fund’s current strategy had been in place.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective June 17, 2022, the Fund’s name changed from Point Bridge GOP Stock Tracker ETF to Point Bridge America First ETF, and the Index’s name changed from Point Bridge GOP Stock Tracker Index to Point Bridge America First Index.In addition, the Index methodology removed a specific presidential campaign contribution screen and added a screen to eliminate companies that do not have U.S. assets greater than or equal to 50% of total assets. Consequently, performance for periods prior to June 17, 2022 does not reflect the Fund’s current investment objective and principal investment strategy. The Fund’s performance may have differed if the Fund’s current strategy had been in place.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.investpolitically.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended September 30, 2023, the Fund’s total return was -0.69%.
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 22.88% for the quarter ended June 30, 2020, and the lowest quarterly return was -32.05% for the quarter ended March 31, 2020.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Period Ended December 31, 2022
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 17, 2022, the Index’s name changed from the Point Bridge GOP Stock Tracker Index to the Point Bridge America First Index, and the Index changed its methodology to remove a specific presidential campaign contribution screen and add a screen to eliminate companies that do not have U.S. assets greater than or equal to 50% of total assets.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Point Bridge America First ETF | Point Bridge America First Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Point Bridge America First Index1(reflects no deduction for fees, expenses, or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(0.24%)	[1]
5 Years	rr_AverageAnnualReturnYear05	9.36%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.17%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
Point Bridge America First ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	10.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
Point Bridge America First ETF | Point Bridge America First ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAGA
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.72%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 894
Annual Return 2018	rr_AnnualReturn2018	(14.36%)
Annual Return 2019	rr_AnnualReturn2019	25.71%
Annual Return 2020	rr_AnnualReturn2020	5.81%
Annual Return 2021	rr_AnnualReturn2021	33.53%
Annual Return 2022	rr_AnnualReturn2022	(0.92%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.92%)
5 Years	rr_AverageAnnualReturnYear05	8.55%
Since Inception	rr_AverageAnnualReturnSinceInception	10.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
Point Bridge America First ETF | Point Bridge America First ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.23%)
5 Years	rr_AverageAnnualReturnYear05	8.10%
Since Inception	rr_AverageAnnualReturnSinceInception	9.88%
Point Bridge America First ETF | Point Bridge America First ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(0.33%)
5 Years	rr_AverageAnnualReturnYear05	6.66%
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%

[1]	Effective June 17, 2022, the Index’s name changed from the Point Bridge GOP Stock Tracker Index to the Point Bridge America First Index, and the Index changed its methodology to remove a specific presidential campaign contribution screen and add a screen to eliminate companies that do not have U.S. assets greater than or equal to 50% of total assets.